Fixed Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets
Fixed Assets, gross	$ 889,632		$ 889,632		$ 4,335
Less accumulated depreciation	(6,309)		(6,309)		(678)
Fixed Assets, net	883,323		883,323		3,657
Depreciation expense	1,473	$ 157	2,091	$ 204
Office equipment
Fixed Assets
Fixed Assets, gross	19,264		19,264		3,335
Medical equipment
Fixed Assets
Fixed Assets, gross	$ 122,095		$ 122,095		1,000
VSee Lab, Inc
Fixed Assets
Fixed Assets, gross					4,335
Less accumulated depreciation					(678)
Fixed Assets, net					$ 3,657
Useful life of asset					3 years
Depreciation expense					$ 678	$ 0
VSee Lab, Inc | Office equipment
Fixed Assets
Fixed Assets, gross					3,335
VSee Lab, Inc | Medical equipment
Fixed Assets
Fixed Assets, gross					$ 1,000
Useful life of asset					3 years